TFA - Carrying amounts for sale treatmen not achieved (Details 5) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
RMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	SFr 0	SFr 257
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(257)
Other asset-backed financings | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	366	557
Other asset-backed financings | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	154	200
Other asset-backed financings | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(520)	(757)
Bank | RMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	257
Bank | RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(257)
Bank | Other asset-backed financings | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	366	557
Bank | Other asset-backed financings | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	154	200
Bank | Other asset-backed financings | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	SFr (520)	SFr (757)